Average Annual Total Returns - Transamerica BlackRock Government Money Market VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date
Total	0.29%	0.79%	0.40%	Oct. 02, 1986	0.25%	0.54%	0.27%	May 01, 2003